Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of company’s net deferred tax assets

	Successor	Predecessor
(In thousands)	December 31, 2023	December 31, 2022
Organizational costs/startup expenses	$1,031	$-
Deferred revenue	41	-
Section 174 - software development cost	1,097	-
Stock based compensation	164	549
Research credits	-	123
Other accruals	50	49
Fixed assets	-	22
Other	-	1,328
Net operating loss carryforward	2,202	17,038
Total deferred tax asset	4,585	19,109
Less: Valuation allowance	(871)	(14,403)

Deferred tax asset, net of valuation allowance	$3,714	$4,706

	Successor	Predecessor
	December 31, 2023	December 31, 2022
Intangibles	$(4,338)	$(4,386)
Property, plant & equipment	(13)	(13)
Other	-	(177)
Capitalized research	-	(127)
Total deferred tax liabilities	(4,351)	(4,703)

Net Deferred Tax Asset (Liability)	$(637)	$3

Schedule of income tax provision

	Successor	Predecessor
	Period from March 15, 2023, to December 31, 2023	Period from January 1, 2023, to March 14, 2023	Year ended December 31, 2022
Foreign
Current	$-	$-	$152
Deferred	-	4,054	(1,533)

Federal
Current	(7)	-	-
Deferred	(2,154)	(637)	(2,697)

State and Local
Current	19	-	3
Deferred	(506)	(273)	(743)
Total	(2,648)	3,144	(4,818)

Change in valuation allowance	(924)	(3,144)	4,971
Income tax expense/(benefit)	$(3,572)	$-	$153

Schedule of reconciliation of the federal income tax rate to the Company’s effective tax rate

	Successor	Predecessor
	Period from March 15, 2023, to December 31, 2023	Period from January 1, 2023, to March 14, 2023	Year ended December 31, 2022
Statutory federal income tax rate	21.00%	21.00%	21.00%
Incentive stock options	-%	(0.30)%	(0.16)%
Change in fair value of derivative warrant liabilities	(2.18)%	-%	-%
Goodwill impairment loss	(14.34)%	-%	(4.00)%
US-Foreign income tax rate difference	-%	1.30%	1.02%
Permanent difference	0.22%	0.07%	(1.01)%
Cancellation of debt income	-%	(101.38)%	-%
Rate differential on foreign earnings	0.24%	-%	-%
State taxes, net of federal tax benefit	0.93%	3.49%	2.01%
Current federal tax true-up	0.01%	-%	-%
Provision to return adjustments	-%	-%	(1.29)%
Deferred only adjustment	-%	4.80%	(0.91)%
Other	-%	(0.35)%	(0.06)%
Valuation allowance	0.88%	71.31%	(17.13)%
Income tax provision	6.76%	-%	(0.53)%